Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Operating activities:
Net income	$ 21,318	132,526	119,642	141,965
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment	(5)	(32)	1,066	(112)
Depreciation of property, plant and equipment	5,219	32,444	31,253	24,736
Amortization of intangible assets	743	4,621	4,621	4,621
Deferred income taxes	1,351	8,398	(194)	(4,771)
Provision for doubtful accounts	2,891	17,973	7,468	12,588
Interest on convertible notes	2,226	13,835	26,791
Amortization of debt issuance costs	581	3,610	3,062
Changes in operating assets and liabilities:
Non-current prepayments	43	261	1,513	3,408
Accounts receivable	(2,621)	(16,296)	3,334	(27,482)
Inventories	(4,822)	(29,973)	(8,678)	(2,988)
Prepaid expenses and other receivables	(4,093)	(25,441)	(3,470)	(1,673)
Accounts payable	86	532	3,547	1,297
Accrued expenses and other payables	1,775	11,036	42,080	9,441
Deferred revenue	51,118	317,767	289,942	167,657
Other non-current liabilities	9,128	56,745	46,380	30,384
Amounts due to related parties	1,676	10,421	10,881
Income tax payable	(388)	(2,412)	(960)	(5,213)
Trading securities			354
Net cash provided by operating activities	86,226	536,015	578,632	353,858
Investing activities:
Purchase of property, plant and equipment	(24,145)	(150,093)	(226,241)	(43,114)
Purchase of intangible assets				(80,188)
Investment deposit			(213,160)
Proceeds from disposal of property, plant and equipment	34	210	450	357
Acquisition of other investment			(54,766)
Net cash used in investing activities	(24,111)	(149,883)	(493,717)	(122,945)
Financing activities:
Repayment of bank loan	(8,043)	(50,000)	(45,000)	(45,000)
Proceeds from bank loan	9,652	60,000	50,000	45,000
Payment for repurchase of shares	(711)	(4,422)	(126,819)	(44,664)
Net proceeds from sale of treasury stock and acquisition of non-controlling interests			25,320
Proceeds from issuance of convertible notes			730,493
Payment of debt issuance costs	(522)	(3,242)	(15,276)
Net cash (used in)/provided by financing activities	376	2,336	618,718	(44,664)
Effect of foreign currency exchange rate change on cash and cash equivalents	54	334	(3,845)	(3,325)
Net increase in cash and cash equivalents	62,545	388,802	699,788	182,924
Cash and cash equivalents at beginning of year	240,347	1,494,099	794,311	611,387
Cash and cash equivalents at end of year	302,892	1,882,901	1,494,099	794,311
Non-cash investing and financing activities:
Payable for property, plant and equipment	6,604	41,055	1,675
Payable for share repurchases			4,483
Payable for debt issuance costs			3,242
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	10,405	64,683	40,105	30,051
Cash refund during the year for income taxes	69	429	408	10,433
Cash paid for interest, net of capitalized interest	$ 4,520	28,096	3,512	3,287